Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies [Abstract]
2017	$ 210,265
2018	141,801
2019	102,351
2020	89,965
2021	54,585
Thereafter	167,559
Total	$ 766,526